Equity and Distributions - Summary of Changes in Number of Outstanding Units (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Summary Of Changes In Number Of Outstanding Units [Abstract]
Beginning balance	61,300	34,317	22,044
General partner units issued	25,497	26,983	12,273
Ending balance	86,797	61,300	34,317
Limited Partners Common Units [Member]
Summary Of Changes In Number Of Outstanding Units [Abstract]
Beginning balance	55,877,831	28,921,903	16,661,294
Common units issued	24,840,000	26,450,000	11,975,000
Restricted common units issued	684,954	524,717	287,943
Restricted common units forfeited	(38,294)	(11,734)	(2,334)
Restricted common units repurchased	(42,587)	(7,055)
Common units repurchased under repurchase program	(899,912)
Ending balance	80,421,992	55,877,831	28,921,903
Subordinated Units [Member]
Summary Of Changes In Number Of Outstanding Units [Abstract]
Beginning balance				5,360,912
Ending balance	5,360,912	5,360,912	5,360,912	5,360,912